Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 4,389,839	€ 5,063,058
Non-discounted payments, financial instruments	4,400,015	5,073,504
1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	4,995,758	3,553,635
Non-discounted payments, financial instruments	4,995,758	3,551,881
3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	2,333,188	4,205,660
Non-discounted payments, financial instruments	2,333,188	4,205,660
Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	5,270,954	5,742,844
Non-discounted payments, financial instruments	5,270,954	5,742,844
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	762,068	813,255
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	427	426
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	123,081	138,329
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	973,824	1,107,401
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	456,904	648,767
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	514,786	806,805
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	2,632,933	1,167,570
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	930,793	2,882,965
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,440,274	3,557,066
Accounts Receivable Facility | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	23,411	4,190
Accounts Receivable Facility | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		96,351
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	65,910	44,783
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	445,622	87,082
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	35,786	47,705
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	201,263	202,568
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	751,688	815,613
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,414,781	1,479,359
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,081,025	1,164,048
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,507,220	1,922,861
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	11,085	4,794
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	20,630	30,140
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	4,410	6,149
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	681,442	667,371
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	481,365	692,707
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	285,584	110,942
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	117,787	54,200
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	25,640	11,750
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	3,672	563
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(284,439)	(10,573)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	288,111	11,136
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	6,504	9,883
Derivatives - not designated as hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		(1,754)
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(324,009)	(359,346)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		(36,590)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	€ 330,513	369,229
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		€ 34,836